UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             February 11, 2003

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-6788                    Rexford Management, Inc.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    $62,347


List of Other Included Managers:

      No.      Form 13F File Number        Name

      01       28-6788                     Rexford Management, Inc.

      03       28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc            Com         00209A106    2,713   480,200   Sh        Defined       01,03  480,200   0    0
Cox Communications Inc.               Cl A        224044107    2,965   104,400   Sh        Defined       01,03  104,400   0    0
Digene Corp                           Com         253752109    3,104   270,865   Sh        Defined       01,03  270,865   0    0
FEI Co                                Com         30241L109    1,342    87,800   Sh        Defined       01,03   87,800   0    0
Hoovers Inc                           Com         439321100      333    47,000   Sh        Defined       01,03   47,000   0    0
Northrop Grumman Corp                 Com         666807102    1,486    15,318   Sh        Defined       01,03   15,318   0    0
Orapharma Inc                         Com         68554E106      559    76,400   Sh        Defined       01,03   76,400   0    0
Pharmacia Corp                        Com         71713U102   22,246   532,200   Sh        Defined       01,03  532,200   0    0
Rational Software Corp                Com         75409P202    5,213   501,700   Sh        Defined       01,03  501,700   0    0
Syncor International Corp             Com         87157J106   13,552   488,700   Sh        Defined       01,03  488,700   0    0
Unilab Corp.                          Com         904763208    6,455   352,733   Sh        Defined       01,03  352,733   0    0
Wiltel Communications Group Inc       Com         972487102    2,379   150,676   Sh        Defined       01,03  150,676   0    0